Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 4,720	¥ 4,822	¥ 4,224
Multiemployer plans collective bargaining arrangements, percentage of contribution		108.30%
Defined contribution pension plans, cost recognized	24,346	¥ 22,660	16,334
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	29,013	40,296
Japan
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	683,828	756,743	724,039
Expected contribution in defined benefit pension plan for the year ending December 31, 2022				¥ 15,614
Japan | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 1,189	366
Japan | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	30.00%
Japan | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	45.00%
Japan | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair value of plan assets	¥ 95,029	114,624
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	288,551	394,912	¥ 321,713
Expected contribution in defined benefit pension plan for the year ending December 31, 2022				¥ 19,044
Foreign Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 27,824	39,930
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	15.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 40,977	45,685
Foreign Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 27,824	¥ 39,398
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%